Goodwill and intangible assets - Summary of Changes In Content Assets (Detail) - Content assets [member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	¥ 2,249,048	¥ 1,928,113
Changes in carrying amount:
Additions	808,716	741,391
Acquisitions through business combinations and other	40,360	213,585
Disposals or classified as held for sale	(51,420)	(44,275)
Amortization	(595,178)	(535,829)
Impairment losses	(77,164)	(15,095)
Translation adjustment	184,253	(38,842)
Total changes	309,567	320,935
Ending Balance	2,558,615	2,249,048
Film costs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	563,142	531,476
Changes in carrying amount:
Additions	475,564	425,914
Acquisitions through business combinations and other	0	1,868
Disposals or classified as held for sale	(50,119)	(43,614)
Amortization	(378,855)	(328,167)
Impairment losses	(20,177)	(14,449)
Translation adjustment	44,281	(9,886)
Total changes	70,694	31,666
Ending Balance	633,836	563,142
Broadcasting rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	123,684	124,241
Changes in carrying amount:
Additions	104,069	112,579
Disposals or classified as held for sale	(627)	(97)
Amortization	(96,772)	(110,057)
Impairment losses	0	(88)
Translation adjustment	7,018	(2,894)
Total changes	13,688	(557)
Ending Balance	137,372	123,684
Music catalogs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	1,334,810	1,066,018
Changes in carrying amount:
Additions	152,768	141,927
Acquisitions through business combinations and other	39,586	202,660
Amortization	(59,510)	(51,825)
Impairment losses	(587)
Translation adjustment	118,825	(23,970)
Total changes	251,082	268,792
Ending Balance	1,585,892	1,334,810
Artist contracts [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	39,895	35,656
Changes in carrying amount:
Additions	3,706	4,941
Acquisitions through business combinations and other	774	3,273
Disposals or classified as held for sale	(674)	(564)
Amortization	(3,776)	(2,760)
Impairment losses	(53)	0
Translation adjustment	3,431	(651)
Total changes	3,408	4,239
Ending Balance	43,303	39,895
Music distribution rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	37,138	35,121
Changes in carrying amount:
Additions	171	17
Acquisitions through business combinations and other	0	5,784
Amortization	(2,236)	(3,639)
Impairment losses	0	(13)
Translation adjustment	1,499	(132)
Total changes	(566)	2,017
Ending Balance	36,572	37,138
Game content [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	150,379	135,601
Changes in carrying amount:
Additions	72,438	56,013
Disposals or classified as held for sale		0
Amortization	(54,029)	(39,381)
Impairment losses	(56,347)	(545)
Translation adjustment	9,199	(1,309)
Total changes	(28,739)	14,778
Ending Balance	121,640	150,379
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	8,135,416	7,423,874
Changes in carrying amount:
Ending Balance	9,513,158	8,135,416
Gross carrying amount [member] | Film costs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	5,522,693	5,216,247
Changes in carrying amount:
Ending Balance	6,356,737	5,522,693
Gross carrying amount [member] | Broadcasting rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	555,679	528,970
Changes in carrying amount:
Ending Balance	652,384	555,679
Gross carrying amount [member] | Music catalogs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	1,716,674	1,401,970
Changes in carrying amount:
Ending Balance	2,062,201	1,716,674
Gross carrying amount [member] | Artist contracts [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	61,012	54,131
Changes in carrying amount:
Ending Balance	69,170	61,012
Gross carrying amount [member] | Music distribution rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	57,952	52,498
Changes in carrying amount:
Ending Balance	61,272	57,952
Gross carrying amount [member] | Game content [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	221,406	170,058
Changes in carrying amount:
Ending Balance	311,394	221,406
Accumulated amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(5,886,368)	(5,495,761)
Changes in carrying amount:
Ending Balance	(6,954,543)	(5,886,368)
Accumulated amortization and impairment losses [member] | Film costs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(4,959,551)	(4,684,771)
Changes in carrying amount:
Ending Balance	(5,722,901)	(4,959,551)
Accumulated amortization and impairment losses [member] | Broadcasting rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(431,995)	(404,729)
Changes in carrying amount:
Ending Balance	(515,012)	(431,995)
Accumulated amortization and impairment losses [member] | Music catalogs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(381,864)	(335,952)
Changes in carrying amount:
Ending Balance	(476,309)	(381,864)
Accumulated amortization and impairment losses [member] | Artist contracts [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(21,117)	(18,475)
Changes in carrying amount:
Ending Balance	(25,867)	(21,117)
Accumulated amortization and impairment losses [member] | Music distribution rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(20,814)	(17,377)
Changes in carrying amount:
Ending Balance	(24,700)	(20,814)
Accumulated amortization and impairment losses [member] | Game content [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(71,027)	(34,457)
Changes in carrying amount:
Ending Balance	¥ (189,754)	¥ (71,027)